Thornburg Long/Short Equity Fund
FUND SUMMARY Long/Short Equity Fund
Investment Goal
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Thornburg Long/Short Equity Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Thornburg Long/Short Equity Fund Class I
Management Fees	1.25%
Distribution and Service (12b-1) Fees	none
Investment-Related Expenses - Dividend Expenses on Short Sales	0.90%	[1]
Investment-Related Expenses - Borrowing Costs on Short Sales and Interest Expenses	0.34%	[1]
Other Expenses	0.52%	[2]
Total Annual Fund Operating Expenses	3.01%
Fee Waiver/Expense Reimbursement	(0.27%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.74%
[1]	Investment-related expenses shown in the table reflect an estimate of the expenses the Fund will incur to sell securities short and interest expense on borrowed funds. These expenses are required to be treated as a Fund expense for accounting purposes and are not payable to the Fund’s investment advisor.
[2]	Estimated for the current fiscal year, before applicable expense reimbursements.
[3]	Thornburg Investment Management, Inc. (“Thornburg”) and Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses do not exceed 1.50%, not including acquired fund fees and expenses, expenses relating to the Fund’s short sales, and interest expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2018, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year) your costs would be:
Expense Example	1 Year	3 Years
Thornburg Long/Short Equity Fund | Class I Shares | USD ($)	277	905

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
Under normal market conditions the Fund pursues its investment goal by investing a significant amount of its assets in long and short positions in a broad range of equity securities. The Fund may invest in any stock or other equity security which the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), believes may assist the Fund in pursuing its goal, including common stocks, preferred stocks, convertible securities, warrants, depositary receipts, partnership interests, equity trusts, and shares in exchange traded funds. The Fund may invest in companies of any size. The Fund’s portfolio may include investments in United States issuers and the securities of issuers domiciled outside the United States, including developing countries. The relative proportions of the Fund’s U.S. and foreign investments will vary over time depending upon Thornburg’s view of specific investment opportunities and macroeconomic factors, though under normal market conditions a significant portion of the Fund’s assets will be invested in U.S. issuers.

A short sale involves the sale by the Fund of a security that the Fund does not own. The Fund borrows the security that it intends to sell from a broker or other institution, and at a later date the Fund completes the short sale by purchasing that same security on the open market and delivering it to the lending institution.

Allocating the Fund’s portfolio among long and short positions is intended to permit the Fund to pursue its investment objective of long-term capital appreciation over a complete market cycle with lower volatility relative to broad equity indices. While the Fund normally expects to invest a larger portion of its portfolio in long positions then short positions, the Fund expects to invest a significant portion of its assets in short positions.

Investment decisions are based on individual issuer and industry analysis, and on consideration of domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for securities. The Fund generally takes long positions in investments that Thornburg believes will grow and are trading at a discount to their long-term value. The Fund typically categorizes its long equity positions in the following three categories:

Growth Industry Leaders: Companies in this category often have leadership positions in growing markets. In some cases these companies may have dominant market share. These companies tend to be larger and more established.

Consistent Growers: Companies in this category generally exhibit steady earnings or revenue growth, or both. These companies often have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets.

Emerging Growth Companies: Companies often addressing a new market or carving out a niche in an existing market. Companies in this category may experience rapid growth, and tend to be smaller, earlier stage companies. Thornburg expects that companies in this category should generate high returns over time, but with higher volatility.

The Fund generally takes short positions in investments that Thornburg believes to be overvalued or to hedge against the Fund's long exposures. The Fund generally takes short positions in individual companies, though the Fund may also take short positions in exchange-traded funds. The Fund typically categorizes its short equity positions in the following three categories:

Cycle Victims: Cyclical companies that Thornburg believes to be facing deteriorating industry dynamics or risks specific to the company or industry, and that are also perceived by Thornburg to be overvalued.

Stumbling Stalwarts: Companies that used to exhibit steady earnings or revenue growth, and which may appear under-valued, but which Thornburg expects to decline due to technological changes, weakening business economics, or other factors.

Falling Stars: Fast growing companies with premium valuations that Thornburg expects to decline because of approaching market saturation, increasing competition, or other factors.

The Fund may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements to the extent Thornburg believes such investments may assist the Fund in pursuing its investment goal.

Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality, including "high yield" or "junk" bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940 (the "1940 Act"), which means that the Fund may invest a greater proportion of its assets in a limited number of issuers, when compared to a diversified fund.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund's shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund's investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer's competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Developing Country Risk – The risks which may affect investments in foreign issuers (see "Foreign Investment Risk," above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Short Sale Risk – A short sale involves the sale by the Fund of a security that the Fund has borrowed, but does not own, in anticipation of purchasing that same security at a lower price in the future in order to close the short position. If the value of the borrowed security increases between the date the Fund enters into the short sale and the date that the Fund buys that security to cover its short position, the Fund may experience a loss.

Diversification Risk – The Fund is a non-diversified investment company, which means that it may invest a greater proportion of its assets in the securities of a limited number of issuers. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Derivatives Risk – The Fund's investments in options, futures contracts, options on futures contracts, swap agreements, and other derivatives involve the risks associated with the securities or other assets underlying those derivatives, and also may involve risks different or greater than the risks affecting the underlying assets, including the inability or unwillingness of the other party to a derivative to perform its obligations to the Fund, the Fund's inability or delays in selling or closing positions in derivatives, and difficulties in valuing derivatives.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund's share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly "junk" or "high yield" bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund's investments in debt obligations may decline and the Fund's share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the market-place or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund's investments in developing countries.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page 8 of the Prospectus.
Past Performance of the Fund
The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The performance information shown below is for a non-public fund that commenced investment operations on February 1, 2008 and that was reorganized into the Fund effective December 30, 2016 (the "Predecessor Fund"). Thornburg served as investment advisor of the Predecessor Fund and the Fund's portfolio manager was one of the persons jointly and primarily responsible for management of the Predecessor Fund from its inception until 2012, and was the sole portfolio manager of the Predecessor Fund from 2012 until its reorganization into the Fund. The Predecessor Fund's investment policies and restrictions were in all material respects equivalent to those of the Fund, except that the Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940 (the "1940 Act") and was not, therefore, subject to certain investment restrictions, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code of 1986 (the "Code"). If those restrictions of the 1940 Act and the Code had been applicable to the Predecessor Fund, the Predecessor Fund's performance may have been adversely affected.

The bar chart shows how the annual total returns for the Predecessor Fund have been different in each full year shown. The average annual total return figures compare the Predecessor Fund's performance to the S&P 500 Index, which represents a broad measure of equity market performance. The returns shown below for the Predecessor Fund have not been restated to reflect the fees and expenses applicable to the Fund, and would have been higher had such an adjustment been made. The returns shown below also do not include the returns attributable to Thornburg as the Predecessor Fund's general partner, and would have been higher had those returns been included.

The performance information shown below is as of the calendar year ended December 31, 2015. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class I Shares

Highest quarterly results for time period shown: 21.38% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -6.63% (quarter ended 9-30-15).
Average Annual Total Returns (periods ended 12-31-15)
Average Annual Total Returns - Thornburg Long/Short Equity Fund - Class I Shares	1 Year	5 Years	Since Inception	Inception Date
Before Taxes	2.26%	9.28%	7.08%	Feb. 01, 2008
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.42%	Feb. 01, 2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The performance information shown above may include gains attributable to the Fund's investments in shares of companies through initial public offerings ("IPOs"). There can be no assurance that the Fund will have continued access to profitable IPOs and, as the Fund's assets grow, the impact of the Fund's investment in IPOs on the performance of the Fund may decline.